Other assets (Tables)	12 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
	As of June 30,
	2026	2025
	US $	US$
Deposits	1,537,500	66,014
Prepayments	111,570	105,367
Other receivables	1,045,834	205,910
Other current assets	2,694,904	377,291